11. OTHER TAXES (Details Narrative) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Taxes Other Than Income Tax Assets And Liabilities [Abstract]
Deferred tax credits on lawsuits	R$ 3,000,000